Bank Indebtedness - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Description of interest rate	Advances under the $40 million facility are available at the bank’s prime lending rate, Canadian Overnight Repo Rate Average (CORRA), U.S. base rate, U.S. SOFR rate plus applicable margin, or in combination, and under the US$15 million facility at the bank’s prime lending rate.
40.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity	$ 40,000,000		$ 40,000,000
Line of credit outstanding	0		0
Letters of credit outstanding	6,000,000		9,000,000
15.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		$ 15		$ 15
Line of credit outstanding	0		0
40.0 Million Operating Facilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		40		40
Line of credit outstanding	$ 0		$ 0
Letters of credit outstanding		$ 31		$ 23